Quarterly Holdings Report
for
Fidelity Freedom® 2035 Fund
December 31, 2022
F35-NPRT3-0323
1.811348.118
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.29% to 4.27% 1/5/23 to 3/2/23 (b) (Cost $36,944,698)	37,030,000	36,954,157

Domestic Equity Funds - 40.6%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	38,782,561	338,571,756
Fidelity Series Blue Chip Growth Fund (c)	91,253,920	910,714,123
Fidelity Series Commodity Strategy Fund (c)	1,691,535	178,186,345
Fidelity Series Growth Company Fund (c)	121,791,667	1,677,071,251
Fidelity Series Intrinsic Opportunities Fund (c)	46,406,066	534,597,876
Fidelity Series Large Cap Stock Fund (c)	99,129,322	1,638,607,691
Fidelity Series Large Cap Value Index Fund (c)	37,043,949	510,836,053
Fidelity Series Opportunistic Insights Fund (c)	70,857,904	1,013,976,606
Fidelity Series Small Cap Discovery Fund (c)	16,061,611	158,849,331
Fidelity Series Small Cap Opportunities Fund (c)	44,727,797	521,973,394
Fidelity Series Stock Selector Large Cap Value Fund (c)	96,263,207	1,145,532,161
Fidelity Series Value Discovery Fund (c)	64,426,367	950,933,175
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,800,191,846)		9,579,849,762

International Equity Funds - 35.7%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	45,090,254	592,035,040
Fidelity Series Emerging Markets Fund (c)	37,705,893	291,843,615
Fidelity Series Emerging Markets Opportunities Fund (c)	168,221,122	2,627,613,921
Fidelity Series International Growth Fund (c)	105,070,237	1,498,301,575
Fidelity Series International Small Cap Fund (c)	27,480,392	407,809,012
Fidelity Series International Value Fund (c)	148,903,032	1,493,497,411
Fidelity Series Overseas Fund (c)	137,635,489	1,494,721,408
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,077,349,442)		8,405,821,982

Bond Funds - 22.6%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	2,828,918	21,782,671
Fidelity Series Emerging Markets Debt Fund (c)	16,870,190	123,827,198
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	4,704,271	40,880,117
Fidelity Series Floating Rate High Income Fund (c)	2,123,052	18,640,400
Fidelity Series High Income Fund (c)	15,236,244	122,804,123
Fidelity Series International Credit Fund (c)	1,274,367	9,812,626
Fidelity Series International Developed Markets Bond Index Fund (c)	69,136,667	581,439,369
Fidelity Series Investment Grade Bond Fund (c)	305,172,362	3,005,947,762
Fidelity Series Long-Term Treasury Bond Index Fund (c)	229,347,806	1,343,978,141
Fidelity Series Real Estate Income Fund (c)	5,282,509	49,866,886
TOTAL BOND FUNDS (Cost $6,365,781,145)		5,318,979,293

Short-Term Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (d)	43,266,852	43,275,505
Fidelity Series Government Money Market Fund 4.35% (c)(e)	180,284,278	180,284,278
Fidelity Series Short-Term Credit Fund (c)	37,751	360,525
TOTAL SHORT-TERM FUNDS (Cost $223,917,811)		223,920,308

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $23,504,184,942)	23,565,525,502
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,908,781
NET ASSETS - 100.0%	23,567,434,283

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	3,277	Mar 2023	367,996,859	(974,004)	(974,004)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	550	Mar 2023	59,361,328	(436,230)	(436,230)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	1,058	Mar 2023	142,102,625	308,349	308,349

TOTAL PURCHASED					(1,101,885)

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	980	Mar 2023	189,189,000	5,284,121	5,284,121
MSCI EAFE Index Future (United States)	1,210	Mar 2023	117,938,700	1,900,730	1,900,730
MSCI Emerging Markets Index Future (United States)	1,643	Mar 2023	78,814,710	740,068	740,068

TOTAL SOLD					7,924,919

TOTAL FUTURES CONTRACTS					6,823,034
The notional amount of futures purchased as a percentage of Net Assets is 2.5%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $36,604,173.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	26,072,237	287,103,723	269,900,455	479,739	363	(363)	43,275,505	0.1%
Total	26,072,237	287,103,723	269,900,455	479,739	363	(363)	43,275,505

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	27,471,766	2,095,507	2,515,773	1,378,792	(211,865)	(5,056,964)	21,782,671
Fidelity Series All-Sector Equity Fund	452,644,898	29,844,412	60,674,756	18,116,000	(9,706,695)	(73,536,103)	338,571,756
Fidelity Series Blue Chip Growth Fund	743,116,631	538,054,111	100,324,101	29,675,463	(24,215,956)	(245,916,562)	910,714,123
Fidelity Series Canada Fund	772,535,919	63,218,790	126,859,280	18,998,797	2,876,152	(119,736,541)	592,035,040
Fidelity Series Commodity Strategy Fund	411,257,876	231,557,333	242,270,309	195,016,031	(47,194,815)	(175,163,740)	178,186,345
Fidelity Series Emerging Markets Debt Fund	141,087,586	9,815,348	11,415,254	5,410,453	(1,047,327)	(14,613,155)	123,827,198
Fidelity Series Emerging Markets Debt Local Currency Fund	45,864,369	2,286,578	5,429,328	-	(704,309)	(1,137,193)	40,880,117
Fidelity Series Emerging Markets Fund	348,177,997	43,018,011	43,268,141	7,465,460	(7,978,449)	(48,105,803)	291,843,615
Fidelity Series Emerging Markets Opportunities Fund	3,137,701,639	374,578,428	421,697,654	63,907,067	(80,159,230)	(382,809,262)	2,627,613,921
Fidelity Series Floating Rate High Income Fund	27,718,837	2,140,970	9,996,038	1,077,617	(1,161,764)	(61,605)	18,640,400
Fidelity Series Government Money Market Fund 4.35%	-	221,957,786	41,673,508	1,047,649	-	-	180,284,278
Fidelity Series Growth Company Fund	1,852,349,334	518,837,697	221,926,112	9,788,246	(29,612,081)	(442,577,587)	1,677,071,251
Fidelity Series High Income Fund	166,483,874	10,317,965	36,269,794	6,415,215	(4,008,539)	(13,719,383)	122,804,123
Fidelity Series International Credit Fund	11,369,458	561,632	187,735	561,633	(5,320)	(1,925,409)	9,812,626
Fidelity Series International Developed Markets Bond Index Fund	456,531,592	215,342,046	35,053,984	4,310,436	(1,617,584)	(53,762,701)	581,439,369
Fidelity Series International Growth Fund	1,768,739,893	191,117,067	217,481,509	51,829,192	(16,662,650)	(227,411,226)	1,498,301,575
Fidelity Series International Small Cap Fund	485,600,878	37,159,365	30,655,218	24,858,042	(2,151,772)	(82,144,241)	407,809,012
Fidelity Series International Value Fund	1,786,347,865	170,674,685	308,124,327	50,758,162	2,843,934	(158,244,746)	1,493,497,411
Fidelity Series Intrinsic Opportunities Fund	1,739,928,680	354,927,808	1,154,106,354	326,306,313	147,796,035	(553,948,293)	534,597,876
Fidelity Series Investment Grade Bond Fund	3,256,685,329	665,358,658	613,300,207	69,774,848	(41,676,235)	(261,119,783)	3,005,947,762
Fidelity Series Large Cap Stock Fund	1,647,354,196	446,605,663	233,922,212	102,852,380	7,257,345	(228,687,301)	1,638,607,691
Fidelity Series Large Cap Value Index Fund	620,080,218	49,176,014	96,154,590	18,555,696	12,298,479	(74,564,068)	510,836,053
Fidelity Series Long-Term Treasury Bond Index Fund	1,462,678,682	376,495,028	143,874,778	27,700,850	(17,048,915)	(334,271,876)	1,343,978,141
Fidelity Series Opportunistic Insights Fund	949,033,246	386,424,000	97,007,877	48,471,956	(8,177,971)	(216,294,792)	1,013,976,606
Fidelity Series Overseas Fund	1,778,495,495	160,836,973	197,395,159	27,295,282	(21,542,812)	(225,673,089)	1,494,721,408
Fidelity Series Real Estate Income Fund	100,745,186	7,620,129	44,434,018	5,843,485	(3,365,795)	(10,698,616)	49,866,886
Fidelity Series Short-Term Credit Fund	-	361,755	3,770	1,125	43	2,497	360,525
Fidelity Series Small Cap Discovery Fund	203,152,679	36,164,699	27,936,484	31,072,375	(1,664,126)	(50,867,437)	158,849,331
Fidelity Series Small Cap Opportunities Fund	670,406,240	43,959,705	97,642,904	27,308,454	(7,086,244)	(87,663,403)	521,973,394
Fidelity Series Stock Selector Large Cap Value Fund	1,387,609,440	149,490,199	231,783,878	81,429,801	1,108,491	(160,892,091)	1,145,532,161
Fidelity Series Value Discovery Fund	1,055,646,397	160,417,402	183,507,829	49,259,162	28,694,077	(110,316,872)	950,933,175
	27,506,816,200	5,500,415,764	5,036,892,881	1,306,485,982	(124,125,898)	(4,360,917,345)	23,485,295,840

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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